Organization and Business Background	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Accounting Policies [Abstract]
Organization and Business Background

1. ORGANIZATION AND BUSINESS BACKGROUND

QUESTCORP GLOBAL INC., is organized as a Nevada limited liability company, incorporated on January 20, 2016. For purposes of financial statement presentation, QUESTCORP GLOBAL INC. and its subsidiaries are herein referred to as “the Company” or “we”. The purpose of the Company and its subsidiaries is to provide coaching, consultancy, training and mentorship to clients through wholly owned subsidiaries. Our programs include, but are not limited to, helping clients to create multiple sources of Income and gaining financial independence and training and coaching individuals to be competent Professional Trainers.

We have conducted our business through Quest Masteryasia Group Sdn Bhd, a private limited liability company, incorporated in Malaysia. Quest International Group Limited, incorporated in Seychelles, is an investment holding company with 100% equity interest in Quest HK Limited, a company incorporated in Hong Kong, which subsequent hold 100% equity interest in Quest Masteryasia Group Sdn. Bhd. On January 20, 2016, QUESTCORP GLOBAL INC. was organized to be the holding company parent to, and succeed to the operations of, Quest International Group Limited. The former unit holder of Quest International Group Limited became the unit holder of QUESTCORP GLOBAL INC. and Quest International Group Limited became a wholly-owned subsidiary of QUESTCORP GLOBAL INC. This transaction was accounted for as a transaction among entities under common control and the assets, liabilities, revenues and expenses of Quest International Group Limited were carried over to and combined with QUESTCORP GLOBAL INC. at historical cost, and as if the transfer occurred at the beginning of the period. Prior periods have been reclassified to furnish comparative figures. On September 04, 2017, Quest HK Limited took up 51% interest in Questcorp Australia Pty. Ltd., a newly incorporated company.

The Company, through its subsidiaries, mainly provide coaching, consultancy, training and mentorship services.

Details of the Company’s subsidiaries:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities	Proportional of ownership interest and voting power held

1.	Quest International Group Limited	Seychelles, January 20, 2016	1 share of ordinary share of US$1 each	Investment holding	100%

2.	Quest HK Limited	Hong Kong, January 19, 2016	1 share of ordinary share of HK$1 each	Coaching, consultancy, training and mentorship	100%

3.	Quest Masteryasia Group Sdn Bhd	Malaysia, March 21, 2016	10 shares of ordinary share of RM 1 each	Coaching, consultancy, training and mentorship	100%

4.	Questcorp Australia Pty Ltd	Australia, September 4, 2017	100 shares of ordinary share of AU$1 each	Providing Money Mastery Mentorship Program & Certified Professional Training Program	51%

QUESTCORP GLOBAL INC. and its subsidiaries are hereinafter referred to as the “Company”.

1. ORGANIZATION AND BUSINESS BACKGROUND

QUESTCORP GLOBAL INC., is organized as a Nevada limited liability company, incorporated on January 20, 2016. For purposes of financial statement presentation, QUESTCORP GLOBAL INC. and its subsidiaries are herein referred to as “the Company” or “we”. The purpose of the Company and its subsidiaries is to provide coaching, consultancy, training and mentorship to clients through wholly owned subsidiaries. Our programs include, but are not limited to, helping clients to create multiple sources of income and gaining financial independence and training and coaching individuals to be competent Professional Trainers.

We have conducted our business through Quest Masteryasia Group Sdn Bhd, a private limited liability company, incorporated in Malaysia. Quest International Group Limited, incorporated in Seychelles, is an investment holding company with 100% equity interest in Quest HK Limited, a company incorporated in Hong Kong, which subsequent hold 100% equity interest in Quest Masteryasia Group Sdn. Bhd. On January 20, 2016, QUESTCORP GLOBAL INC. was organized to be the holding company parent to, and succeed to the operations of, Quest International Group Limited. The former unit holder of Quest International Group Limited became the unit holder of QUESTCORP GLOBAL INC. and Quest International Group Limited became a wholly-owned subsidiary of QUESTCORP GLOBAL INC. This transaction was accounted for as a transaction among entities under common control and the assets, liabilities, revenues and expenses of Quest International Group Limited were carried over to and combined with QUESTCORP GLOBAL INC. at historical cost, and as if the transfer occurred at the beginning of the period.

The Company, through its subsidiaries, mainly provide coaching, consultancy, training and mentorship services.

Details of the Company’s subsidiaries:

	Company name	Place and date of incorporation	Particulars of issued capital	Principal activities

1.	Quest International Group Limited	Seychelles, January 20, 2016	1 share of ordinary share of US$1 each	Investment holding

2.	Quest HK Limited	Hong Kong, January 19, 2016	1 share of ordinary share of HK$1 each	Coaching, consultancy, training and mentorship

3.	Quest Masteryasia Group Sdn Bhd	Malaysia, March 21, 2016	10 shares of ordinary share of RM 1 each	Coaching, consultancy, training and mentorship

QUESTCORP GLOBAL INC. and its subsidiaries are hereinafter referred to as the “Company”.